Loss Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Non-PRC USD ($)	Dec. 31, 2014 Non-PRC CNY	Dec. 31, 2013 Non-PRC CNY	Dec. 31, 2012 Non-PRC CNY	Dec. 31, 2014 PRC USD ($)	Dec. 31, 2014 PRC CNY	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY
Schedule of Income Before Income Tax [Line Items]
(Loss) income before income taxes	$ (102,933)	(638,662)	(616,424)	(1,547,604)	$ (23,173)	(143,777)	(422,128)	(948,417)	$ (79,760)	(494,885)	(194,296)	(599,187)